UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2007

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 138.5% (89.0% of Total Investments) (2)

	Aerospace & Defense – 2.3% (1.5% of Total Investments)

$7,958	K&F Industries, Inc., Term Loan C	7.320%	11/18/12	Ba3	$7,972,014
1,150	Transdigm Inc., Term Loan B	7.348%	6/23/13	Ba3	1,158,194

9,108	Total Aerospace & Defense				9,130,208

	Airlines – 3.4% (2.2% of Total Investments)

2,000	Delta Airlines Inc., Second Lien Term Loan, WI/DD	TBD	TBD	B	2,028,750
5,000	Northwest Airlines Inc., Term Loan	7.320%	7/19/08	BBB-	5,023,440
6,500	United Air Lines Inc., Delayed Draw, Term Loan	7.375%	2/01/14	B+	6,510,156

13,500	Total Airlines				13,562,346

	Auto Components – 3.2% (2.0% of Total Investments)

1,501	Accuride Corporation, Term Loan B	7.375%	1/31/12	Ba3	1,511,662
5,485	Federal Mogul Corporation, Revolver, (5) (6)	1.741%	2/05/05	N/R	5,210,246
4,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.100%	4/30/14	Ba2	4,020,630
1,994	Lear Corporation, Term Loan	7.853%	4/12/12	B+	2,000,321

12,980	Total Auto Components				12,742,859

	Building Products – 7.0% (4.5% of Total Investments)

1,768	Atrium Companies Inc., Term Loan	8.518%	5/31/12	B1	1,761,862
3,000	Building Materials Corporation of America, Second Lien Term Loan	11.125%	9/15/14	B	2,975,000
4,988	Building Materials Corporation of America, Term Loan	8.188%	2/22/14	BB-	4,966,303
9,750	Nortek, Inc., Term Loan B	7.365%	8/27/11	Ba2	9,791,438
2,937	Stile Acquisition Corporation, Canadian Term Loan B	7.350%	4/05/13	BB-	2,879,208
2,943	Stile Acquisition Corporation, Term Loan B	7.350%	4/05/13	BB-	2,884,113
2,985	TFS Acquisition, Term Loan	8.850%	8/11/13	B+	3,007,388

28,371	Total Building Products				28,265,312

	Capital Markets – 1.4% (0.9% of Total Investments)

2,665	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	Ba1	2,674,250
2,786	BNY Convergex Group LLC, Term Loan	8.350%	10/02/13	B+	2,812,179

5,451	Total Capital Markets				5,486,429

	Chemicals – 6.7% (4.4% of Total Investments)

3,200	Celanese Holdings, LLC, Term Loan C	7.099%	4/02/14	BB-	3,220,501
800	Celanese Holdings, LLC, Credit-Linked Deposit	5.320%	4/02/14	BB-	805,125
1,882	Foamex LP, Term Loan B	7.597%	2/12/13	B1	1,888,628
820	Headwaters Inc., First Lien Term Loan	7.360%	4/30/11	Ba2	822,363
2,446	Hexion Specialty Chemicals, Inc., Term Loan C1	7.875%	5/05/13	Ba3	2,466,676
531	Hexion Specialty Chemicals, Inc., Term Loan C2	7.875%	5/05/13	Ba3	535,832
5,349	Huntsman International LLC, Term Loan	7.070%	8/16/12	Ba1	5,366,440
1,272	JohnsonDiversey Inc., Term Loan	7.860%	12/16/10	Ba2	1,288,621
1,470	Lucite International, Term Loan B	8.070%	7/07/13	Ba3	1,488,182
519	Lucite International, Term Loan B-2, (5)	3.108%	7/07/13	Ba3	140,840
995	Lyondell Citgo Refining LP, Term Loan	6.860%	8/16/13	BB	999,384
7,840	Rockwood Specialties Group, Inc., Term Loan E	7.355%	7/30/12	Ba2	7,913,014

27,124	Total Chemicals				26,935,606

	Commercial Services & Supplies – 3.0% (1.9% of Total Investments)

2,784	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	BB	2,800,317
6,277	Allied Waste North America, Inc., Term Loan B	7.097%	1/15/12	BB	6,311,567
828	Cenveo Inc., Term Loan B	7.100%	6/21/13	Ba3	828,879
28	Cenveo Inc., Delayed Draw, Term Loan B	7.100%	6/21/13	Ba3	27,629
998	NCO Group Inc., Term Loan	8.355%	5/15/13	Ba3	1,005,293
1,021	Workflow Management, Inc., Term Loan	9.355%	11/30/11	BB-	1,020,657

11,936	Total Commercial Services & Supplies				11,994,342

	Communications Equipment – 1.1% (0.7% of Total Investments)

2,985	Aspect Software, Term Loan B	8.375%	7/11/11	Ba3	3,016,093
427	Valassis Communications, Inc., Delayed Draw, Term Loan, (5) (7)	1.000%	3/02/14	Ba2	(267)
1,573	Valassis Communications, Inc., Term Loan	7.100%	3/02/14	Ba2	1,576,939

4,985	Total Communications Equipment				4,592,765

	Consumer Finance – 0.5% (0.3% of Total Investments)

1,988	Peach Holdings Inc., Term Loan	9.100%	11/30/13	B	2,004,891

	Containers & Packaging – 6.7% (4.4% of Total Investments)

990	Amscan Holdings Inc., Term Loan B	8.385%	4/30/12	Ba3	998,972
686	Bluegrass Container Company LLC, Delayed Draw, First Lien Term Loan	7.589%	6/30/13	BB-	694,176
3,030	Bluegrass Container Company, LLC, Delayed Draw, Second Lien Term Loan	10.320%	12/31/13	BB-	3,092,424
970	Bluegrass Container Company, LLC, Delayed Draw, Second Lien Term Loan	10.320%	12/31/13	B-	989,576
2,292	Bluegrass Container Company, LLC, Term Loan B	7.591%	6/30/13	BB-	2,320,011
13,739	Graham Packaging Company, L.P., Term Loan B	7.625%	2/14/10	B1	13,838,867
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.748%	11/01/11	Ba2	616,624
2,416	Smurfit-Stone Container Corporation, Term Loan B	7.531%	11/01/11	Ba2	2,437,363
1,469	Smurfit-Stone Container Corporation, Term Loan C	7.546%	11/01/11	Ba2	1,482,173
461	Smurfit-Stone Container Corporation, Tranche C-1	7.375%	11/01/11	Ba2	465,140

26,664	Total Containers & Packaging				26,935,326

	Diversified Consumer Services – 0.8% (0.5% of Total Investments)

3,245	West Corporation, Term Loan	7.750%	10/24/13	B+	3,271,899

	Diversified Telecommunication Services – 6.3% (4.0% of Total Investments)

4,000	Cequel Communications LLC., Term Loan B	7.349%	11/05/13	B+	4,000,500
1,000	Choice One Communications, Term Loan B	9.375%	6/27/12	Ba3	1,015,000
1,000	Choice One Communications, Term Loan B	8.875%	6/30/12	B1	1,015,000
3,000	Crown Castle International Corporation, Term Loan	6.893%	1/26/14	BB+	3,009,024
1,965	Intelsat Corporation, Term Loan	7.349%	7/01/13	Ba2	1,981,092
2,000	Intelsat Corporation, Unsecured Term Loan	7.860%	2/01/14	BB	2,009,643
3,500	Iowa Telecommunications Services, Inc., Term Loan B	7.098%	11/23/11	BB-	3,523,697
4,533	Level 3 Communications Incorporated, Term Loan	7.605%	3/13/14	B1	4,553,876
3,980	MetroPCS Inc., Term Loan	7.625%	11/03/13	B1	4,010,348

24,978	Total Diversified Telecommunication Services				25,118,180

	Electric Utilities – 3.3% (2.1% of Total Investments)

8,889	Calpine Corporation, DIP Term Loan	7.590%	3/29/09	N/R	8,945,369
1,111	Calpine Corporation, DIP Revolver, (5) (7)	0.250%	3/29/09	N/R	(16,667)
188	MACH Gen LLC, Synthetic Letter of Credit	7.350%	2/22/13	B	187,764
1,808	MACH Gen LLC, Term Loan	7.360%	2/22/14	B	1,809,777
2,159	Murray Energy Corporation, Term Loan C	13.860%	1/28/11	N/R	2,304,199

14,155	Total Electric Utilities				13,230,442

	Electrical Equipment – 0.4% (0.2% of Total Investments)

1,485	Generac Inc., Term Loan	7.850%	11/10/13	B1	1,487,228

	Electronic Equipment & Instruments – 0.5% (0.3% of Total Investments)

1,985	Sensata Technologies B.V., Term Loan	7.105%	4/27/13	BB-	1,986,297

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

287	Petroleum Geo-Services, Term Loan	7.600%	12/15/12	BB-	288,911

	Food & Staples Retailing – 1.9% (1.2% of Total Investments)

7,684	Jean Coutu Group, Inc., Term Loan B	7.875%	7/30/11	BB-	7,702,150

	Food Products – 1.7% (1.1% of Total Investments)

651	Dole Foods Company Inc., Deposit-Funded Commitment	7.356%	4/12/13	Ba3	651,253
1,450	Dole Foods Company Inc., Term Loan B	7.541%	4/12/13	Ba3	1,450,667
4,835	Dole Foods Company Inc., Term Loan C	7.456%	4/12/13	Ba3	4,835,555

6,936	Total Food Products				6,937,475

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

1,337	Kinetic Concepts Inc., Term Loan B-1	6.850%	8/11/10	Ba1	1,339,641

	Health Care Providers & Services – 11.4% (7.5% of Total Investments)

7,147	Community Health Systems, Inc., Term Loan	7.100%	8/19/11	BB-	7,173,206
3,834	Davita Inc., Term Loan B	6.842%	10/05/12	Ba1	3,849,220
4,988	HCA, Inc., Term Loan	7.600%	11/17/13	BB	5,045,460
5,000	Health Management Associates, Term Loan	7.100%	2/28/14	Ba2	5,025,520
3,970	HealthSouth Corporation, Term Loan	7.847%	3/10/13	B+	4,002,256
1,276	IASIS Healthcare LLC, Delayed Draw, Term Loan, WI/DD	TBD	TBD	Ba2	1,280,320
340	IASIS Healthcare LLC, Letter of Credit, WI/DD	TBD	TBD	Ba2	341,419
3,733	IASIS Healthcare LLC, Term Loan, WI/DD	TBD	TBD	Ba2	3,747,071
1,010	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	1,008,910
14,673	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.600%	9/23/11	Ba3	14,786,066

45,971	Total Health Care Providers & Services				46,259,448

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,982	Emdeon Business Services, Term Loan	7.600%	11/16/13	B+	1,992,902

	Hotels, Restaurants & Leisure – 8.1% (5.2% of Total Investments)

3,962	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	7/01/09	Ba3	3,989,723
488	CBRL Group, Inc., Delayed Draw, Term Loan B-2, (5) (7)	0.750%	4/27/13	BB	(204)
2,978	Cedar Fair LP, Term Loan	7.320%	8/30/12	BB-	3,009,136
1,927	Green Valley Ranch Gaming, Term Loan B	7.360%	2/16/14	B+	1,939,662
3,781	Intrawest Corporation, Term Loan	9.250%	12/31/07	N/R	3,790,690
1,970	Penn National Gaming, Inc., Term Loan B	7.114%	10/03/12	BB	1,986,006
7,250	Travelport, Term Loan	7.850%	8/23/13	Ba3	7,321,468
714	Travelport, Letter of Credit	7.850%	8/23/13	Ba3	720,833
1,282	Venetian Casino Resort, LLC Term Loan B	7.090%	6/15/11	BB-	1,288,585
6,218	Venetian Casino Resort, LLC, Term Loan	7.090%	6/15/11	BB-	6,249,638
1,995	Worldspan LP, Term Loan	8.600%	12/07/13	Ba3	2,005,224

32,565	Total Hotels, Restaurants & Leisure				32,300,761

	Household Durables – 1.6% (1.0% of Total Investments)

6,200	Jarden Corporation, Term Loan	7.100%	1/24/12	Ba2	6,220,428

	Household Products – 2.4% (1.5% of Total Investments)

9,527	Prestige Brands, Inc., Term Loan B	7.634%	4/06/11	Ba3	9,586,175

	Insurance – 1.6% (1.0% of Total Investments)

998	Affirmative Insurance Holdings Inc., Term Loan	8.829%	2/01/14	B1	1,003,111
5,421	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	5,453,035

6,419	Total Insurance				6,456,146

	Internet Software & Services – 1.0% (0.6% of Total Investments)

4,000	Sabre Group Holdings, Inc., Term Loan	7.605%	9/30/14	B+	4,013,124

	IT Services – 3.1% (2.0% of Total Investments)

1,000	Attachmate, Term Loan	8.590%	6/01/13	B1	1,004,167
341	Infor Global Solutions, Delayed Draw, Term Loan	9.100%	7/28/12	B1	343,275
654	Infor Global Solutions, Term Loan	9.100%	4/18/11	B1	659,415
10,263	SunGard Data Systems Inc., Term Loan B	7.360%	2/28/14	Ba3	10,363,096

12,258	Total IT Services				12,369,953

	Leisure Equipment & Products – 1.4% (0.9% of Total Investments)

5,468	Bombardier Recreational Products, Term Loan	7.860%	6/28/13	BB	5,511,079

	Machinery – 1.3% (0.8% of Total Investments)

1,589	Navistar International, Term Loan	8.610%	1/31/12	BB-	1,613,053
578	Navistar International Synthetic Letter of Credit	8.208%	1/19/12	BB-	586,565
1,995	Oshkosh Truck Corporation, Term Loan	7.100%	12/06/13	BB	2,003,417
967	Rexnord Corporation, Term Loan	7.858%	7/19/13	Ba2	975,525

5,129	Total Machinery				5,178,560

	Media – 25.2% (16.4% of Total Investments)

1,975	AMC Entertainment Inc., Term Loan	7.070%	1/26/13	Ba1	1,986,771
2,500	American Lawyer Media, Inc., Second Lien Term Loan	11.100%	3/07/11	Caa1	2,508,334
757	Blockbuster, Inc., Term Loan A	8.377%	8/20/09	B1	760,611
2,707	Blockbuster, Inc., Term Loan B	8.631%	8/20/11	B1	2,740,155
3,000	Charter Communications Operating, LLC, Term Loan	7.850%	9/06/14	B1	3,006,251
1,000	Charter Communications Operating, LLC, Term Loan	7.350%	9/06/14	B1	999,766
4,938	Clear Channel Entertainment, Term Loan B	8.089%	6/20/13	B+	4,962,188
952	Cumulus Media Inc, Term Loan	7.323%	6/07/13	Ba3	958,344
2,000	HIT Entertainment Inc., Second Lien Term Loan	10.820%	2/26/13	B3	2,028,126
3,940	HIT Entertainment Inc., Term Loan B	7.590%	3/20/12	Ba3	3,968,319
4,988	Idearc Inc., Term Loan	7.350%	11/17/14	BB+	5,026,333
3,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	8.600%	4/08/12	B+	3,006,798
3,955	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.600%	4/08/12	B+	3,963,987
8,955	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	9,043,619
3,000	NextMedia Operating Inc., Second Lien Term Loan	9.820%	11/15/12	CCC+	3,019,688
10,945	Panamsat Corporation, Term Loan	7.349%	7/03/13	BB	11,043,166
3,000	Philadelphia Newspapers, Mezzanine Term Loan	16.000%	6/29/12	N/R	3,007,500
2,000	ProQuest Company, Term Loan B	8.332%	2/09/14	N/R	2,003,750
4,810	R. H. Donnelley Inc., Term Loan D-2	6.851%	6/30/11	Ba1	4,818,909
3,891	Regal Cinemas Corporation, Term Loan	7.100%	10/27/13	Ba2	3,907,858
906	Univision Communications, Delayed Draw, Term Loan, (5) (7)	1.000%	9/29/14	Ba3	(695)
2,000	Univision Communications, Second Lien Term Loan	7.820%	3/29/09	B3	2,002,083
14,094	Univision Communications, Term Loan	7.605%	9/15/14	Ba3	14,083,150
2,000	UPC Broadband Holding BV, Term Loan J2	7.370%	3/29/13	Ba3	2,004,285
2,000	UPC Broadband Holding BV, Term Loan K2	7.370%	12/31/13	Ba3	2,004,285
4,839	WMG Acquisition Corp., Term Loan	7.359%	2/28/11	Ba2	4,863,415
4,025	Yell Group, Term Loan	7.320%	10/27/12	Ba3	4,061,134

102,177	Total Media				101,778,130

	Metals & Mining – 1.9% (1.2% of Total Investments)

2,541	Amsted Industries Incorporated, Delayed Draw Term Loan	7.350%	4/05/11	BB-	2,547,037
3,496	Amsted Industries Incorporated, Term Loan B	7.350%	4/05/13	BB-	3,509,253
1,553	Freeport McMoran Copper and Gold, Term Loan	7.070%	3/19/14	Baa3	1,559,178

7,590	Total Metals & Mining				7,615,468

	Multi-Utilities – 2.0% (1.3% of Total Investments)

5,721	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	5,770,944
2,365	NRG Energy Inc., Credit-Linked Deposit	7.350%	2/01/13	Ba1	2,385,508

8,086	Total Multi-Utilities				8,156,452

	Oil, Gas & Consumable Fuels – 2.0% (1.3% of Total Investments)

4,000	Callon Petroleum, Term Loan, WI/DD	TBD	TBD	N/R	3,980,000
301	Coffeyville Resources LLC, Letter of Credit	8.249%	5/10/10	B+	304,981
1,549	Coffeyville Resources LLC., Term Loan	8.350%	12/28/13	B+	1,570,507
2,000	El Paso Corporation, Letter of Credit	7.320%	7/31/11	Ba1	2,012,188

7,850	Total Oil, Gas & Consumable Fuels				7,867,676

	Paper & Forest Products – 4.6% (3.0% of Total Investments)

3,486	Boise Cascade Corporation, Term Loan D	7.070%	3/29/11	BB	3,501,628
7,900	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	7,947,921
3,109	Georgia-Pacific Corporation, Term Loan B-2	7.090%	12/20/12	Ba2	3,128,897
2,892	Ply Gem Industries Inc., Term Loan B3	8.100%	8/15/11	B+	2,893,739
108	Ply Gem Industries Inc., Canadian Term Loan	8.100%	8/15/11	B+	108,136
1,000	White Birch Paper Company, Second Lien Term Loan	12.820%	4/08/13	CCC+	1,017,813

18,495	Total Paper & Forest Products				18,598,134

	Pharmaceuticals – 0.1% (0.0% of Total Investments)

279	Rexnord Corporation, Term Loan	7.580%	7/19/13	Ba2	280,918

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

998	Landsource Community Development, Term Loan	8.070%	2/27/13	BB+	1,004,748

	Real Estate Management & Development – 4.5% (2.9% of Total Investments)

4,563	Capital Automotive LP., Term Loan	7.070%	12/16/10	BB+	4,607,732
9,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	9,566,158
2,000	Promontory Club, Second Lien Term Loan	11.820%	8/31/11	N/R	1,965,000
1,955	Promontory Club, Term Loan B	8.070%	8/31/10	N/R	1,949,625

18,018	Total Real Estate Management & Development				18,088,515

	Road & Rail – 0.7% (0.5% of Total Investments)

444	Hertz Corporation, Synthetic Term Loan	5.365%	12/21/12	BB+	448,038
2,483	Hertz Corporation, Term Loan B	7.082%	12/21/12	Ba1	2,502,742

2,927	Total Road & Rail				2,950,780

	Semiconductors & Equipment – 1.9% (1.2% of Total Investments)

5,433	Advanced Micro Devices, Term Loan B	7.340%	12/31/13	BB-	5,447,845
1,995	Freescale Semiconductor, Term Loan	7.110%	3/30/14	Baa3	2,000,663

7,428	Total Semiconductors & Equipment				7,448,508

	Software – 2.8% (1.8% of Total Investments)

4,000	Dealer Computer Service, Second Lien Term Loan	10.850%	10/26/13	BB-	4,103,750
6,965	Dealer Computer Service, Term Loan	7.350%	10/26/12	Ba2	7,004,178

10,965	Total Software				11,107,928

	Specialty Retail – 6.0% (3.8% of Total Investments)

983	Burlington Coat Factory Warehouse Corporation, Term Loan	7.610%	5/28/11	B	978,386
3,960	FGX International Inc., Term Loan B	9.350%	12/09/12	B1	3,969,900
6,820	Michaels Stores Inc., Term Loan	8.125%	10/31/13	B2	6,882,059
1,990	Sally Beauty, Term Loan	7.860%	11/16/13	BB-	2,008,103
7,000	TRU 2005 RE Holding Co. l, Term Loan	8.320%	12/09/08	B3	7,064,533
3,000	Toys “R” Us, Inc., Term Loan B	9.610%	7/19/12	Ba3	3,075,563

23,753	Total Specialty Retail				23,978,544

	Textiles, Apparel & Luxury Goods – 3.0% (1.9% of Total Investments)

1,852	HanesBrands Inc., Term Loan	7.105%	9/05/13	Ba2	1,864,981
1,000	HanesBrands Inc., Second Lien Term Loan	9.105%	3/05/14	B1	1,025,782
8,942	Visant Holding Corporation, Term Loan C	7.330%	7/29/10	B+	8,997,550

11,794	Total Textiles, Apparel & Luxury Goods				11,888,313

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB	2,000,000

$556,078	Total Variable Rate Senior Loan Interests (cost $552,861,729)				555,664,997

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 16.9% (10.9% of Total Investments)

	Diversified Telecommunication Services – 3.1% (2.0% of Total Investments)

$1,500	Intelsat Bermuda Limited, Floating Rate Note, 3.500% plus six-month LIBOR, 144A	8.860%	1/15/15	B	$1,541,250
10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.605%	6/15/13	N/R	10,987,500

11,500	Total Diversified Telecommunication Services				12,528,750

	Electronic Equipment & Instruments – 2.8% (1.8% of Total Investments)

11,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR, 144A	8.105%	10/15/13	BB+	11,412,500

	Food & Staples Retailing – 2.5% (1.6% of Total Investments)

10,000	Stater Brothers Holdings Inc., Floating Rate Note, 3.500% plus three-month LIBOR	8.855%	6/15/10	B+	10,162,500

	Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)

1,500	Encore Medical Finance LLC, 144A	11.750%	11/15/14	CCC+	1,578,750

	Media – 4.1% (2.7% of Total Investments)

15,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B, 144A	9.860%	4/01/09	B+	15,975,000

	Paper & Forest Products – 0.5% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B	2,115,000

	Real Estate Investment Trust – 0.8% (0.5% of Total Investments)

3,000	Felcor Lodging Trust Inc., Floating Rate Note, 1.875% plus six-month LIBOR, 144A	7.235%	12/01/11	Ba3	3,045,000

	Semiconductors & Equipment – 1.3% (0.8% of Total Investments)

5,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.855%	6/01/13	B	5,250,000

	Trading Companies & Distributors – 1.4% (0.9% of Total Investments)

3,000	Neff Rental LLC/Neff Finance Corporation	11.250%	6/15/12	B-	3,495,000
2,000	Penhall International Corporation, 144A	12.000%	8/01/14	B3	2,200,000

5,000	Total Trading Companies & Distributors				5,695,000

$64,000	Total Corporate Bonds (cost $64,511,642)				67,762,500

Shares	Description (1)	Value

	Warrants – 0.1% (0.1% of Total Investments)

26,182	Reliant Energy Inc.	$424,148

	Total Warrants (cost $184,678)	424,148

	Total Investments (cost $617,558,049) – 155.5%	623,851,645

	Other Assets Less Liabilities – 4.3%	17,297,497

	Preferred Shares, at Liquidation Value – (59.8)%	(240,000,000)

	Net Assets Applicable to Common Shares – 100%	$401,149,142

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at April 30, 2007. At April 30, 2007, the Fund had unfunded Senior Loan commitments of $3,318,103.

(6)	At or subsequent to April 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2007.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At April 30, 2007, the cost of investments was $618,191,010.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$6,361,807
Depreciation	(701,172)

Net unrealized appreciation (depreciation) of investments	$5,660,635

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Certification

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2007

*	Print the name and title of each signing officer under his or her signature.